Income Taxes (Details) - Schedule of effective tax rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rates [Abstract]
Income tax at U.S. Federal statutory income tax rate	$ (10,441)	$ (48,083)
Income tax at U.S. Federal statutory income tax rate, percentage	21.00%	21.00%
State and local taxes, net of Federal income tax benefit	$ (1,371)	$ (405)
State and local taxes, net of Federal income tax benefit, percentage	2.80%	0.20%
State tax rate change		$ (1,396)
State tax rate change, percentage	0.00%	0.60%
Valuation allowance	$ 11,028	$ 11,505
Valuation allowance, percentage	(22.20%)	(5.00%)
Goodwill impairment		$ 35,700
Goodwill impairment, percentage	0.00%	(15.60%)
Nondeductible expenses	$ 940	$ 1,300
Nondeductible expenses, percentage	(2.00%)	(0.60%)
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate	$ 1,435	$ 1,072
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate, percentage	(2.90%)	(0.50%)
Other	$ 251	$ 1,549
Other, percentage	(0.50%)	(0.70%)
Total	$ 1,842	$ 1,242
Total, percentage	(3.70%)	(0.50%)